Sale of Future Royalties Liability - Schedule of Sale of Future Royalties Liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Beginning balance	$ 110,159
Non cash interest expense recognized	10,551	$ 3,726
Royalty Liabilities	120,710
Less sale of future royalties liability, current	(3,252)		$ 0
Ending balance	$ 117,458